Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contingently Redeemable Preferred Stock [Abstract]
Prepaid expenses	$ 3,089	$ 1,609	$ 843
Short term deposits	32	2
Other current assets	282	29
Total	$ 3,089	$ 1,609